Income Taxes	12 Months Ended
Dec. 31, 2025
Disclosure of income taxes [Abstract]
Income Taxes
Note 23 – Income Taxes

A.	Components of the Income Taxes

	For the Year Ended December 31,
	2025	2024	2023
	$ Thousands
Current taxes on income
In respect of current year	7,971	18,321	11,049
Deferred tax expense
Creation and reversal of temporary differences	20,273	22,231	14,150
Total tax expense on income	28,244	40,552	25,199

No previously unrecognized tax benefits were used in 2025, 2024 or 2023 to reduce our current tax expense.

B.	Reconciliation between the theoretical tax expense (benefit) on the pre-tax income (loss) and the actual income tax expenses

	For the Year Ended December 31,
	2025	2024	2023
	$ Thousands
Profit from continuing operations before income taxes	176,508	93,324	81,157
Statutory tax rate	17.00%	17.00%	17.00%
Tax computed at the statutory tax rate	30,006	15,865	13,797

Increase/(decrease) in tax in respect of:
Different tax rate applicable to subsidiaries operating overseas	9,551	5,551	4,371
Income subject to tax at a different tax rate	-	-	178
Non-deductible expenses	4,818	3,842	2,144
Exempt income	(5,324)	(4,523)	(4,949)
Taxes in respect of prior years	(266)	346	522
Tax in respect of foreign dividend	-	3,488	6,665
Tax in respect of gain on loss in control in the CPV Renewable	(639)	10,909	-
Share of non-controlling interests in entities transparent for tax purposes	(5,351)	(6,036)	-
Tax losses and other tax benefits for the period regarding which deferred taxes were not recorded	(4,591)	5,444	608
Other differences	40	5,666	1,863
Tax expense on income included in the statement of profit and loss	28,244	40,552	25,199

C.	Deferred tax assets and liabilities

1.	Deferred tax assets and liabilities recognized

The deferred taxes are calculated based on the tax rate expected to apply at the time of the reversal as detailed below. Deferred taxes in respect of subsidiaries were calculated based on the tax rates relevant for each country.

The deferred tax assets and liabilities are derived from the following items:

	Property plant and equipment	Carryforward of losses and deductions for tax purposes	Financial instruments	Other*	Total
	$ Thousands
Balance of deferred tax (liability) asset as at January 1, 2024	(157,499)	120,778	(1,350)	(82,657)	(120,728)
Changes recorded on the statement of profit and loss	(33,677)	30,570	175	(19,299)	(22,231)
Changes recorded in other comprehensive income	-	-	973	(2,963)	(1,990)
Changes recorded from business combinations	12,067	-	194	(12,778)	(517)
Translation differences	3,189	82	(3)	(2,783)	485
Balance of deferred tax (liability)/asset as at December 31, 2024	(175,920)	151,430	(11)	(120,480)	(144,981)
Changes recorded on the statement of profit and loss	(4,479)	20,956	27	(36,777)	(20,273)
Changes recorded in other comprehensive income	-	-	1	31,442	31,443
Changes recorded from business combinations	-	-	-	-	-
Translation differences	(25,020)	6,280	2	(96)	(18,834)
Balance of deferred tax (liability)/asset as at December 31, 2025	(205,419)	178,666	19	(125,911)	(152,645)

*	This amount includes deferred tax arising from intangibles, undistributed profits, non-monetary items, associated companies and trade receivables distribution.

2.	The deferred taxes are presented in the statements of financial position as follows:

	As at December 31,
	2025	2024
	$ Thousands
As part of non-current assets	9,925	2,733
As part of non-current liabilities	(162,570)	(147,714)
	(152,645)	(144,981)

Income tax rate in Israel is 23% for the years ended December 31, 2025, 2024 and 2023. The tax rate applicable to US companies are (i) federal corporate tax of 21% and (ii) state tax ranging from 2.5% to 11.5%. According to the provisions of the tax treaty between Israel and the United States, interest payments are subject to withholding tax of 17.5%, and dividend payments are subject to withholding tax of 12.5%. In Singapore, the corporate tax rate is 17%.

3.	Tax and deferred tax balances not recorded Unrecognized deferred tax assets

	As at December 31,
	2025	2024
	$ Thousands
Losses for tax purposes	74,000	40,080

In Israel, as of December 31, 2025, the Group has tax loss carryforwards of approximately NIS 620 million (approximately $200 million).

In the United States, as of December 31, 2025, the Group has tax loss carryforwards of approximately $525 million at the federal level. Out of these losses, no deferred tax assets were recognized in respect of $89 million which are subject to complying with the conditions of the law, some of which are not under the OPC’s control and, therefore, OPC did not recognize deferred tax assets in respect thereof. These losses will expire in 2032-2037.

4.	Safe harbor rules

Singapore does not impose taxes on disposal gains, which are considered to be capital in nature, but imposes tax on income and gains of a trading nature. As such, whenever a gain is realized on the disposal of an asset, the practice of the Inland Revenue Authority of Singapore is to rely upon a set of commonly-applied rules in determining the question of capital (not taxable) or revenue (taxable). Under Singapore tax laws, any gains derived by a divesting company from its disposal of ordinary shares in an investee company are generally not taxable. Prior to Budget 2025, to qualify for the tax treatment, the divesting company must have held at least 20% of the ordinary shares in the investee company for a continuous period of at least 24 months immediately prior to the date of share disposal. With effect from 1 January 2026, the divesting company must still hold at least 20% of the ordinary shares and/or qualifying preference shares in the investee company for a continuous period of at least 24 months immediately prior to the date of share disposal but the assessment of the 20% shareholding can be applied on a group basis.